Fair value - Summary of fair value measurement of assets and liabilities levels of hierarchy (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	S/ 61,651,344	S/ 63,294,936
Financial liabilities at amortized cost	79,189,802	77,378,091
Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	49,188,234	48,530,708
Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	119,712	30,012
Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	9,025,930	7,100,646
Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	5,551,629	7,906,303
Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	40,565	45,809
Insurance And Reinsurance Contract Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	12,207,536	11,231,321
Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	3,056,196	2,533,292
Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	9,818,711	13,193,411
Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	524,915	296,119
Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	3,474,004	3,302,779
Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	46,520,382	45,502,998
Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	40,565	45,809
Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	1,246,480	919,767
Reinsurance Contract Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	26,287	34,053
Level 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	3,277,672	2,949,507
Financial liabilities at amortized cost	4,587,631	6,447,282
Level 1 [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	4,587,631	6,447,282
Level 1 [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	3,277,672	2,949,507
Level 2 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	56,474,995	57,421,419
Financial liabilities at amortized cost	74,555,729	70,154,738
Level 2 [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	49,394,868	48,464,095
Level 2 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	119,712	30,012
Level 2 [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	9,028,209	6,859,664
Level 2 [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	708,643	990,545
Level 2 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	40,565	45,809
Level 2 [member] | Insurance And Reinsurance Contract Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	12,207,536	11,231,321
Level 2 [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	3,056,196	2,533,292
Level 2 [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	9,818,711	13,193,411
Level 2 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	524,915	296,119
Level 2 [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	80,042
Level 2 [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	44,737,995	42,932,260
Level 2 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	40,565	45,809
Level 2 [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	1,246,480	919,767
Level 2 [member] | Reinsurance Contract Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	26,287	34,053
Fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	59,752,667	60,370,926
Financial liabilities at amortized cost	79,143,360	76,602,020
Fair value [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	49,394,868	48,464,095
Fair value [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	119,712	30,012
Fair value [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	9,028,209	6,859,664
Fair value [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	5,296,274	7,437,827
Fair value [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	40,565	45,809
Fair value [member] | Insurance And Reinsurance Contract Liabilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	12,207,536	11,231,321
Fair value [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	3,056,196	2,533,292
Fair value [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	9,818,711	13,193,411
Fair value [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	524,915	296,119
Fair value [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	3,357,714	2,949,507
Fair value [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	44,737,995	42,932,260
Fair value [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	40,565	45,809
Fair value [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	1,246,480	919,767
Fair value [member] | Reinsurance Contract Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	S/ 26,287	S/ 34,053